Taxation - Income tax benefit (expense) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Deferred taxation
Taxation	$ 70	$ 95	$ 625
Deferred taxation	19	68	7
Derecognised tax assets
Deferred taxation
Temporary differences			78
Derecognised tax assets | South Africa assets
Deferred taxation
Temporary differences			9
Derecognised tax assets, consideration of future recoverability
Deferred taxation
Temporary differences			69
South Africa
Disclosure of Income Taxes [Line Items]
Normal taxation	0	0	1
Deferred taxation
Temporary differences	0	(6)	74
Taxation	0	(6)	75
Foreign taxation
Disclosure of Income Taxes [Line Items]
Normal taxation	62	93	553
Prior year under (over) provision	0	0	8
Deferred taxation
Temporary differences	5	10	9
Prior year (over) under provision	0	0	(6)
Change in estimate	3	(2)	(14)
Taxation	70	$ 101	550
Ghana
Deferred taxation
Deferred taxation	$ 12		$ 7